BLUE CURRENT GLOBAL DIVIDEND FUND

SCHEDULE OF INVESTMENTS

May 31, 2020 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Value
Communication Services - 1.6%
Entertainment - 1.6%
Vivendi S.A. (a)	30,440	$695,681

Consumer Discretionary - 8.9%
Hotels, Restaurants & Leisure - 1.5%
Starbucks Corporation	8,260	644,198

Specialty Retail - 2.3%
Home Depot, Inc. (The)	4,080	1,013,798

Textiles, Apparel & Luxury Goods - 5.1%
EssilorLuxottica S.A. (a) (b)	8,370	1,088,807
LVMH Moet Hennessy Louis Vuitton SE (a)	2,678	1,122,941
		2,211,748
Consumer Staples - 13.2%
Beverages - 6.0%
Anheuser-Busch InBev S.A./N.V. - ADR	24,106	1,130,089
Coca-Cola Company (The)	13,625	636,015
Diageo plc - ADR	6,071	853,644
		2,619,748
Food Products - 2.9%
Nestlé S.A. - ADR	11,830	1,277,995

Household Products - 2.2%
Reckitt Benckiser Group plc (a)	10,510	941,131

Personal Products - 2.1%
Unilever plc - ADR	16,500	891,825

Energy - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
Chevron Corporation	11,650	1,068,305

BLUE CURRENT GLOBAL DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Energy - 5.4% (Continued)
Oil, Gas & Consumable Fuels - 5.4% (Continued)
Kinder Morgan, Inc.	79,240	$1,251,992
		2,320,297
Financials - 12.9%
Banks - 6.7%
Citigroup, Inc.	20,000	958,200
JPMorgan Chase & Company	20,108	1,956,710
		2,914,910
Consumer Finance - 2.9%
American Express Company	13,060	1,241,614

Insurance - 3.3%
Allianz SE (a)	7,780	1,409,329

Health Care - 20.1%
Biotechnology - 1.4%
Amgen, Inc.	2,715	623,635

Health Care Equipment & Supplies - 7.5%
Abbott Laboratories	9,240	877,061
Koninklijke Philips N.V.	28,118	1,278,244
Medtronic plc	10,950	1,079,451
		3,234,756
Pharmaceuticals - 11.2%
Johnson & Johnson	10,702	1,591,923
Novartis AG - ADR	10,070	880,420
Novo Nordisk A/S - ADR	13,500	890,190
Sanofi - ADR	30,640	1,504,730
		4,867,263
Industrials - 8.9%
Aerospace & Defense - 1.6%
Raytheon Technologies Corporation	11,150	719,398

Air Freight & Logistics - 2.5%
Deutsche Post AG (a)	34,450	1,078,386

BLUE CURRENT GLOBAL DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Industrials - 8.9% (Continued)
Building Products - 1.9%
Carrier Global Corporation (b)	40,350	$825,965

Electrical Equipment - 2.9%
Eaton Corporation plc	14,619	1,241,153

Information Technology - 18.9%
Communications Equipment - 2.6%
Cisco Systems, Inc.	23,438	1,120,805

IT Services - 4.2%
Accenture plc - Class A	4,890	985,922
International Business Machines Corporation	6,600	824,340
		1,810,262
Semiconductors & Semiconductor Equipment - 8.4%
Broadcom, Inc.	3,805	1,108,283
QUALCOMM, Inc.	15,059	1,217,972
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	26,646	1,341,093
		3,667,348
Software - 3.7%
Microsoft Corporation	8,765	1,606,186

Materials - 4.1%
Chemicals - 4.1%
Air Liquide S.A. (a)	8,617	1,171,167
Dow, Inc.	15,700	606,020
		1,777,187
Real Estate - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Crown Castle International Corporation	6,805	1,171,549

BLUE CURRENT GLOBAL DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Utilities - 2.4%
Multi-Utilities - 2.4%
Dominion Energy, Inc.	12,260	$1,042,223

Total Common Stocks (Cost $36,905,843)		$42,968,390

MONEY MARKET FUNDS - 0.0% (c)	Shares	Value
First American Government Obligations Fund - Class Z, 0.04% (d) (Cost $5,548)	5,548	$5,548

Investments at Value - 99.1% (Cost $36,911,391)		$42,973,938

Other Assets in Excess of Liabilities - 0.9%		379,893

Net Assets - 100.0%		$43,353,831

ADR - American Depositary Receipt.

(a)	Level 2 security (Note 1).
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of May 31, 2020.

See accompanying notes to Schedule of Investments.

BLUE CURRENT GLOBAL DIVIDEND FUND

SUMMARY OF COMMON STOCKS BY COUNTRY

May 31, 2020 (Unaudited)

Country	Value	% of Net Assets
United States	$22,106,192	51.0%
France	5,583,326	12.9%
Ireland	3,306,526	7.6%
United Kingdom	2,686,600	6.2%
Germany	2,487,715	5.7%
Switzerland	2,158,415	5.0%
Taiwan Province of China	1,341,093	3.1%
Netherlands	1,278,244	2.9%
Belgium	1,130,089	2.6%
Denmark	890,190	2.1%
	$42,968,390	99.1%

See accompanying notes to Schedule of Investments.

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO SCHEDULE OF INVESTMENTS

May 31, 2020 (Unaudited)

1. Securities Valuation

Blue Current Global Dividend Fund (the “Fund”) values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each day that the NYSE is open for business. The Fund generally values its listed securities based on the security’s last sales price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of money market funds and other open-end investment companies are valued at their net asset value (NAV”) as reported by such companies. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”) of Ultimus Managers Trust. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities. Securities traded on foreign exchanges are typically fair valued by an independent pricing service and translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing quotation service.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value, and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The Fund’s foreign equity securities actively traded in foreign markets may be classified as Level 2 despite the availability of closing prices because such securities are typically fair valued by an independent pricing service. The Board has authorized the Fund to retain an independent pricing service to determine the fair value of its foreign securities because the value of such securities may be materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which such foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest rate change); issuer specific (e.g., earnings report or merger announcement); or U.S. markets-specific (such as a significant movement in the U.S. market that is deemed to affect the value of foreign securities). The pricing service uses an automated system that incorporates a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks	$35,460,948	$7,507,442	$-	$42,968,390
Money Market Funds	5,548	-	-	5,548
Total	$35,466,496	$7,507,442	$-	$42,973,938

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended May 31, 2020.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3. Federal Income Tax

The following information is computed on a tax basis for each item as of May 31, 2020:

Tax cost of portfolio investments	$37,185,339

Gross unrealized appreciation	$7,680,633
Gross unrealized depreciation	(1,892,034)

Net unrealized appreciation	$5,788,599

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

BLUE CURRENT GLOBAL DIVIDEND FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

4. Foreign Investment Risk

Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls, and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains or increase losses from investments denominated in foreign currencies. Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have a severe effect on security prices and impair an investor’s ability to bring its capital or income back to the U.S. The value of foreign securities may be affected by incomplete, less frequent, or inaccurate financial information about their issuers, social upheavals, or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage by market analysts than U.S. companies and may be subject to different reporting standards or regulatory requirements than those applicable to U.S. companies.